Summary of Significant Accounting Policies - Schedule of Reconciliation of Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liability	$ (1,407)	$ (8,753)	$ 20,601	$ (1,482)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,512	$ 14,679	14,679
Exercise of warrants	(1,095)
Issuance of warrants			8,434
Change in fair value of warrant liability	(1,407)		(20,601)
Ending balance	$ 10		$ 2,512	$ 14,679